Cover	Feb. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2026
Entity File Number	000-19621
Entity Registrant Name	ALT5 SIGMA CORPORATION
Entity Central Index Key	0000862861
Entity Tax Identification Number	41-1454591
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8548 Rozita Lee Avenue
Entity Address, Address Line Two	Suite 305
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89113
City Area Code	702
Local Phone Number	997-5968
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ALTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false